UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Semi-Annual Report
www.lkfunds.com	December 31, 2015

LK Balanced Fund

February 24, 2016

Dear Fellow Shareholders,

For the six months ended December 31, 2015, the LK Balanced Fund declined 3.74% and the Lipper Balanced Funds Index declined 1.75%. We believe this result was somewhat a reflection of general equity market weakness and partially due to poor stock performance by a couple of portfolio positions.  In general, economically sensitive names (which follow the general economy) had a difficult period, while stocks whose performance is not affected by the economy, including health care and consumer staples, did better.  The best performing names in the portfolio were Symetra Financial, Microsoft, McDonald’s, Hershey and Vulcan Materials.  The worst performing names included Costamare, Leucadia National, Aerojet Rocketdyne, Constellium and Chicago Bridge & Iron.  Overall, our larger-capitalization companies did better than small-capitalization companies during the period.  The bond side of the portfolio was largely flat as interest rates were relatively stable.

The stock market in 2015 was reminiscent of a ride on a roller coaster where you start out on a level platform, have one incredibly wild ride and finish exactly where you started.  The wild ride led us through some very major issues during the year.  First of all, was the recession in the energy sector.  Whoever would have guessed that West Texas Intermediate, a grade of crude oil commonly used in benchmarking oil prices, would have gone from $107 per barrel in January 2015 to $37 per barrel in December 2015?  In addition, we were faced with a strengthening dollar and its result, a weak export sector.  China began a sharp deceleration in growth from 9%-10% rate to the neighborhood of 5%-6%, pulling Emerging Markets down with them.  Finally, late in 2015, the Federal Reserve raised interest rates for the first time in 9 years.

Expectations were that an increase in interest rates would confirm a strengthening economy, but that scenario as of yet has not played out.  Those worst performing stocks mentioned above remained depressed while the best performers remained stable.  We note that the buyout of Symetra Financial to Sumitomo Life of Japan was completed early in 2016, which added to our cash reserves.

So why, with all this supposed bad news, did the general U.S. equity markets finish about where they started and not down substantially?  This is where looking at the “market” gives one a totally distorted view of the global picture.  The fact that only 9 or so stocks produced substantial returns completely distorted the results of the S&P 500 and many of the other indices.  This phenomenon brings back memories of the late 1990’s where just a handful of giant technology stocks drove market performance.  This time around, instead of Cisco, Microsoft and EMC, we now have Facebook, Amazon, Netflix, Google and a few others.  But the impact was the same.  If you remove these few stocks, which on average were up 70%+, the rest of the market was negative, giving a much more sensible picture of what was really going on.

Looking to 2016, we believe many opportunities await in spite of the strong dollar, energy recession, and the problems in China.  It’s easy to name the sectors that would be expected to have (or continue with) problems from 2015, but the real challenge is to figure out which companies will do well despite overwhelming negative sentiment and media reports.

We have what we believe to be an exciting list of companies we would like to own, but at the moment, valuations are holding us back.  If we experience continued weakness or a correction in the market some of these companies may become new members of the portfolio.

LK Balanced Fund

Now that the Federal Reserve Board has begun to raise interest rates the real debate will focus on how soon and by how much they will continue the process.  Could bonds begin a real bear market?  Who benefits from a strong dollar?  Who benefits from rising rates?  And of course, the final question with any investment is how much are we willing to pay?  These are the types of questions we will be focusing on in 2016.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Please see the schedule of investments for a complete list of fund holdings.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

One may not directly invest in an index.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Barclays US Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance. The Lipper Balanced Funds index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not directly invest in an index.

LK Balanced Fund

VALUE OF $50,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $50,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of December 31, 2015

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	-3.58%	4.13%	4.84%	7.94%
Lipper Balanced Funds Index(3)	-0.42%	6.98%	5.43%	7.91%
S&P 500 Index(4)	1.38%	12.57%	7.31%	10.10%
Barclays Aggregate Bond Index(5)	0.55%	3.25%	4.51%	6.47%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”).  The Partnership commenced operations on December 31, 1986.  The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund.  If it had been, the Partnership’s performance might have been lower.

(3)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
(4)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.
(5)	The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

LK Balanced Fund

EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 – December 31, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (7/01/2015)	Value (12/31/2015)	(7/01/2015 to 12/31/2015)
LK Balanced Fund Actual(2)	$1,000.00	$ 962.60	$4.93
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,020.11	$5.08

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2015 of -3.74%.

LK Balanced Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
DECEMBER 31, 2015
(% OF NET ASSETS)

TOP TEN HOLDINGS (UNAUDITED)
DECEMBER 31, 2015(1)
(% OF NET ASSETS)

Texas Pacific Land Trust	3.2%
Microsoft	3.2%
Walt Disney	3.0%
Symetra	2.9%
Boeing	2.6%
Pfizer	2.6%
Chicago Bridge & Iron	2.5%
Johnson & Johnson	2.5%
Lincoln Electric Holdings	2.5%
Thermo Fisher Scientific	2.3%

(1)	First American Government Obligations, Class Z, is excluded from the Top Ten Holdings.

LK Balanced Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2015

Description	Shares	Value

COMMON STOCKS – 64.3%

Consumer Discretionary – 10.2%
Cato, Class A	12,500	$460,250
Discovery Communications, Series C*	19,000	479,180
LKQ*	11,000	325,930
McDonald's	2,000	236,280
Walt Disney	7,000	735,560
Winnebago Industries	13,000	258,700
		2,495,900

Consumer Staples – 3.8%
Hershey	6,000	535,620
Procter & Gamble	5,000	397,050
		932,670

Energy – 3.1%
Chevron	4,418	397,443
ConocoPhillips	8,000	373,520
		770,963

Financials – 15.1%
Berkshire Hathaway, Class A*	2	395,600
Berkshire Hathaway, Class B*	2,900	382,916
Brookfield Asset Management, Class A	15,000	472,950
Leucadia National	14,400	250,416
Plum Creek Timber – REIT	8,000	381,760
Symetra	22,500	714,825
Texas Pacific Land Trust	6,000	785,520
The St. Joe Company*	17,000	314,670
		3,698,657

Health Care – 7.4%
Johnson & Johnson	6,000	616,320
Pfizer	20,000	645,600
Thermo Fisher Scientific	4,000	567,400
		1,829,320

Industrials – 13.4%
Aerojet Rocketdyne Holdings*	22,000	344,520
Boeing	4,500	650,655
Chicago Bridge & Iron	16,000	623,840
Costamare	25,000	260,500
Kansas City Southern	4,600	343,482

See Notes to the Financial Statements

LK Balanced Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Description	Shares/Par	Value

COMMON STOCKS – 64.3% (CONTINUED)

Industrials – 13.4%(Continued)
Lincoln Electric Holdings	11,600	$601,924
Precision Castparts	2,000	464,020
		3,288,941

Information Technology – 3.2%
Microsoft	14,000	776,720

Materials – 5.9%
Cemex SAB de CV – ADR*	40,820	227,368
Compass Minerals International	6,000	451,620
Constellium, Class A*	44,000	338,800
Vulcan Materials	4,500	427,365
		1,445,153

Telecommunication Services – 2.2%
Verizon Communications	11,700	540,774
Total Common Stocks
(Cost $11,456,881)		15,779,098

CORPORATE BONDS – 27.3%

Consumer Discretionary – 7.1%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	255,317
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	488,581
McDonald's
1.875%, 05/29/2019	250,000	247,146
Newell Rubbermaid
3.900%, 11/01/2025	250,000	226,023
Viacom
3.875%, 12/15/2021	250,000	246,100
Walt Disney
5.875%, 12/15/2017	250,000	271,888
		1,735,055

Consumer Staples – 4.2%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	271,222
Campbell Soup
2.500%, 08/02/2022	300,000	285,032

See Notes to the Financial Statements

LK Balanced Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Description	Par	Value

CORPORATE BONDS – 27.3% (CONTINUED)

Consumer Staples – 4.2%(Continued)
Coca-Cola
7.125%, 08/01/2017	$150,000	$163,278
Wal-Mart Stores
3.625%, 07/08/2020	300,000	321,190
		1,040,722

Energy – 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	276,500
Murphy Oil
3.700%, 12/01/2022	250,000	191,532
		468,032

Financials – 2.1%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	267,342
JPMorgan Chase
3.500%, 03/28/2027^	250,000	252,540
		519,882

Health Care – 3.6%
Pfizer
4.650%, 03/01/2018	250,000	266,283
Stryker
4.375%, 01/15/2020	200,000	215,278
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	145,294
Wyeth
5.500%, 02/15/2016	250,000	251,306
		878,161

Industrials – 2.0%
Hexcel
4.700%, 08/15/2025	250,000	248,040
United Parcel Service
2.450%, 10/01/2022	250,000	247,521
		495,561

See Notes to the Financial Statements

LK Balanced Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Description	Par	Value

CORPORATE BONDS – 27.3% (CONTINUED)

Information Technology – 5.4%
Corning
7.530%, 03/01/2023	$110,000	$124,667
Intel
2.700%, 12/15/2022	250,000	247,565
KLA-Tencor
4.650%, 11/01/2024	250,000	251,980
Motorola Solutions
3.750%, 05/15/2022	250,000	229,360
Qualcomm
3.450%, 05/20/2025	500,000	480,148
		1,333,720

Telecommunication Services – 1.0%
Qwest
7.125%, 11/15/2043	250,000	238,313
Total Corporate Bonds
(Cost $6,761,236)		6,709,446

MUNICIPAL BONDS – 4.8%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	201,720
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020 – BHAC Insured	190,000	187,925
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	201,558
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	355,747
Omaha, Nebraska Special Tax, Build America Bonds
Series B
4.130%, 10/15/2016	220,000	224,185
Total Municipal Bonds
(Cost $1,163,703)		1,171,135

See Notes to the Financial Statements

LK Balanced Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Description	Shares	Value

SHORT-TERM INVESTMENT – 3.4%
First American Government Obligations, Class Z, 0.10%(a)
(Cost $837,080)	837,080	$837,080
Total Investments – 99.8%
(Cost $20,218,900)		24,496,759
Other Assets and Liabilities, Net – 0.2%		58,857
Total Net Assets – 100.0%		$24,555,616

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect as of December 31, 2015.
(a)	The rate shown is the annualized seven day effective yield as of December 31, 2015.
ADR – American Depositary Receipt
BHAC – Berkshire Hathaway Assurance Corporation
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

LK Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2015

ASSETS:
Investments, at value
(cost $20,218,900)	$24,496,759
Cash	2,482
Dividends & interest receivable	97,533
Prepaid expenses	3,244
Total assets	24,600,018

LIABILITIES:
Payable to investment adviser	5,885
Payable for fund administration & accounting fees	10,072
Payable for compliance fees	2,070
Payable for transfer agent fees & expenses	6,706
Payable for custody fees	1,012
Payable for trustee fees	3,923
Accrued other fees	14,734
Total liabilities	44,402

NET ASSETS	$24,555,616

NET ASSETS CONSIST OF:
Paid-in capital	$20,397,291
Accumulated undistributed net investment income	4,466
Accumulated undistributed net realized loss on investments	(124,000)
Net unrealized appreciation on investments	4,277,859
Net Assets	$24,555,616

Shares outstanding, unlimited number of shares authorized without par value	611,459

Net asset value, redemption price and offering price per share	$40.16

See Notes to the Financial Statements

LK Balanced Fund

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2015

INVESTMENT INCOME:
Dividend income	$174,205
Less: Foreign taxes withheld	(858)
Interest income	154,647
Total investment income	327,994

EXPENSES:
Investment adviser fees (See Note 4)	97,523
Fund administration & accounting fees (See Note 4)	35,398
Transfer agent fees & expenses (See Note 4)	16,058
Audit fees	9,016
Compliance fees (See Note 4)	6,072
Trustee fees (See Note 4)	5,908
Legal fees	5,804
Postage & printing fees	3,780
Federal & state registration fees	3,692
Custody fees (See Note 4)	2,746
Other fees	2,278
Total expenses before waiver	188,275
Less: waiver from investment adviser (See Note 4)	(58,244)
Net expenses	130,031

NET INVESTMENT INCOME	197,963

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	80,895
Net change in unrealized appreciation on investments	(1,271,995)
Net realized and unrealized loss on investments	(1,191,100)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(993,137)

See Notes to the Financial Statements

LK Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
OPERATIONS:
Net investment income	$197,963	$326,834
Net realized gain on investments	80,895	621,150
Net change in unrealized
appreciation on investments	(1,271,995)	(2,456,685)
Net decrease in net assets resulting from operations	(993,137)	(1,508,701)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	669,375	4,023,849
Proceeds from reinvestment of distributions	844,711	1,779,684
Payments for shares redeemed	(1,677,848)	(3,115,724)
Net increase (decrease) in net assets resulting
from capital share transactions	(163,762)	2,687,809

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(346,806)	(502,814)
From net realized gains	(497,905)	(1,276,870)
Total distributions to shareholders	(844,711)	(1,779,684)

TOTAL DECREASE IN NET ASSETS	(2,001,610)	(600,576)

NET ASSETS:
Beginning of period	26,557,226	27,157,802
End of period (including accumulated undistributed net
investment income of $4,446 and $153,309, respectively)	$24,555,616	$26,557,226

See Notes to the Financial Statements

LK Balanced Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended
	December 31, 2015		Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2015	June 30, 2014	June 30, 2013
PER SHARE DATA:
Net asset value, beginning of period	$43.21		$49.06	$42.82	$38.16

INVESTMENT OPERATIONS:
Net investment income	0.35		0.54	0.81	0.52
Net realized and unrealized
gain (loss) on investments	(1.97)		(3.24)	6.67	5.30
Total from investment operations	(1.62)		(2.70)	7.48	5.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)		(0.89)	(0.41)	(0.32)
Net realized gains	(0.84)		(2.26)	(0.83)	(0.84)
Total distributions	(1.43)		(3.15)	(1.24)	(1.16)
Net asset value, end of period	$40.16		$43.21	$49.06	$42.82

TOTAL RETURN	(3.74	)%(1)	(5.55)%	17.68%	15.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$24.6		$26.6	$27.2	$21.1

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.45	%(2)	1.42%	1.43%	1.62%
After expense reimbursement/waiver	1.00	%(2)	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
Before expense reimbursement/waiver	1.07	%(2)	0.79%	1.40%	0.64%
After expense reimbursement/waiver	1.52	%(2)	1.21%	1.83%	1.26%

Portfolio turnover rate	15	%(1)	16%	20%	20%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

LK Balanced Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2015

1.	ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Board Codification Topic 946 Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the Fund did not incur any interest or penalties.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in

LK Balanced Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.	SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, Exchange-Traded Funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied

LK Balanced Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,779,098	$—	$—	$15,779,098
Corporate Bonds	—	6,709,446	—	6,709,446
Municipal Bonds	—	1,171,135	—	1,171,135
Short-Term Investment	837,080	—	—	837,080
Total Investments	$16,616,178	$7,880,581	$—	$24,496,759

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (“the Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the

LK Balanced Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expenses Limitation Agreement will be in effect through at least December 31, 2016.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
June 30, 2016	$116,614
June 30, 2017	$104,101
June 30, 2018	$112,514
June 30, 2019	$ 58,244

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended December 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
Shares sold	15,657	89,085
Shares issued to holders in reinvestment of distributions	21,071	40,931
Shares redeemed	(39,947)	(68,949)
Net increase (decrease) in shares outstanding	(3,219)	61,067

6.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$1,071,761
Other	$3,768,169	$2,551,970

LK Balanced Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
DECEMBER 31, 2015

7.	FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$6,597,780	$(1,047,525)	$5,550,255	$21,078,257

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in the treatment of certain pass-through items from grantor trusts.  At June 30, 2015, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Appreciation	Earnings
$158,179	$287,739	$5,550,255	$5,996,173

As of June 30, 2015, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended June 30, 2015, the Fund did not defer any qualified late year losses.

The tax character of distributions paid during the period ended December 31, 2015, were as follows:

Ordinary Income*	Long Term Capital Gains	Total
$368,509	$476,202	$844,711

The tax character of distributions paid during the year ended June 30, 2015, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$505,817	$1,273,867	$1,779,684

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2015.

LK Balanced Fund

ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

LK Balanced Fund

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE 68114

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date     March 4, 2016

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     March 4, 2016

* Print the name and title of each signing officer under his or her signature.